Research and Development, Net (Details) - Schedule of Research and Development - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development [Line Items]
Payroll and related expenses	$ 5,671	$ 5,049	$ 5,586
Share-based payment	61	174	608
R&D consumables	696	160	318
Rent and office maintenance	416	355	390
Depreciation	151	130	132
Subcontracted work and consulting	5	15	64
Travel and other expenses	145	347	110
Research and development expense, total	$ 7,145	$ 6,230	$ 7,208